Other Income and Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income and Expenses
Equity in earnings from unconsolidated affiliates	$ 109	$ 90	$ 51
Net foreign currency transaction gain (loss)	(50)	11	62
Loss from impairment of investments			(45)
Fair-value adjustment loss on non-employee stock awards	(4)	(11)
Loss on early extinguishment of debt	(25)	(16)	(34)
Net gain from sale of investments	63	6
Other	(9)	(11)
Total other, net	$ 84	$ 69	$ 34